OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Balance as of beginning of year	$ 8,885	$ 5,152
Services provided under warranty	(11,959)	(8,798)
Changes in provision	13,704	12,531
Balance as of end of year	$ 10,630	$ 8,885